Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net income	$ 693,000	$ 193,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of securities, net	202,000	198,000
Gain on sales of available-for-sale securities	(69,000)	(103,000)
Change in deferred origination costs, net	(53,000)	(18,000)
Provision for loan losses	80,000	30,000
Loans originated for sale	(37,395,000)	(16,183,000)
Proceeds from sales of loans	37,527,000	8,497,000
Gains on sales of loans	(502,000)	(110,000)
(Gain) loss on sale of other real estate owned	(9,000)	49,000
Depreciation and amortization	140,000	201,000
Accretion on impairment of operating lease	(22,000)	(22,000)
Increase in other assets	(44,000)	(442,000)
Decrease in interest receivable	7,000	23,000
Decrease (increase) in taxes receivable	18,000	(120,000)
Increase in cash surrender value of bank owned life insurance	(102,000)	(96,000)
Stock-based compensation	62,000	80,000
Decrease in other liabilities	(231,000)	(33,000)
Increase in interest payable	54,000	35,000
Net cash provided by (used in) operating activities	356,000	(7,822,000)
Cash flows from investing activities:
Purchases (redemptions) of Federal Home Loan Bank stock	(1,273,000)	376,000
Purchases of available-for-sale securities	(316,000)
Proceeds from maturities of available-for-sale securities	7,158,000	3,918,000
Proceeds from sales of available-for-sale securities	1,126,000	1,139,000
Loan originations and principal collections, net	(11,495,000)	10,793,000
Loans purchased	(5,121,000)	(2,897,000)
Recoveries of loans previously charged off	8,000	13,000
Purchase of bank owned life insurance		(250,000)
Proceeds from sale of other real estate owned	114,000
Capital expenditures	(74,000)	(195,000)
Net cash (used in) provided by investing activities	(9,873,000)	12,897,000
Cash flows from financing activities:
Net decrease in demand deposits, NOW and savings accounts	(19,189,000)	(9,508,000)
Decrease in time deposits	(2,983,000)	(3,560,000)
Net decrease in securities sold under agreements to repurchase	(1,004,000)	(1,513,000)
Proceeds from (paydown of) Federal Home Loan Bank advances	34,000,000	(6,000,000)
Proceeds from issuance of common stock	20,000	19,000
Dividends paid - preferred stock	(54,000)	(45,000)
Dividends paid - common stock	(249,000)	(252,000)
Net cash provided by (used in) financing activities	10,541,000	(20,859,000)
Net increase (decrease) in cash and cash equivalents	1,024,000	(15,784,000)
Cash and cash equivalents at beginning of period	20,844,000
Cash and cash equivalents at end of period	20,844,000
Supplemental disclosures:
Interest paid	347,000	408,000
Income taxes paid	92,000	1,000
Loan transferred to other real estate owned		744,000
Beginning of the Period [Member]
Cash flows from financing activities:
Cash and cash equivalents at beginning of period	19,820,000	38,590,000
Cash and cash equivalents at end of period	19,820,000	38,590,000
End of Period [Member]
Cash flows from financing activities:
Cash and cash equivalents at beginning of period	20,844,000	22,806,000
Cash and cash equivalents at end of period	$ 20,844,000	$ 22,806,000